Reconciliation of Benefit Obligation for Post Retirement Health Care Cost by Gold Fields Group (Excluding South Deep) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2011		Jun. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Balance at end of year	$ 2.7		$ 2.1		$ 2.8
Gold Fields Group (excluding South Deep)
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	2.6	[1]	2.6	[1]	11.0
Service costs	(0.1)		0.1		0.9
Contributions paid	(0.5)		(0.2)		(0.2)
Release of cross subsidization liability					(9.7)
Foreign currency translation adjustment	0.6		(0.4)		0.6
Balance at end of year	$ 2.6	[1]	$ 2.1	[1]	$ 2.6	[1]

[1]	Group (excluding South Deep) accrued post-retirement health care costs The Group has certain liabilities to subsidize the contributions payable by certain pensioners and dependants of ex-employees on a pay-as-you-go basis. The Group's contributions to these schemes on behalf of current and retired employees amounted to $0.2 million in fiscal 2011 (six months ended December 31, 2010: $0.5 million; fiscal year ended June 30, 2010: $0.2 million). The obligation has been actuarially valued at December 31, 2011 and the outstanding contributions will be funded over the lifetime of these pensioners and dependants. The following table sets forth the funded status and amounts recognized by the Group (excluding South Deep) for post-retirement health care costs: December 31, 2011 December 31, 2010 June 30, 2010 Actuarial present value 2.1 2.6 2.6 Plan assets at fair value - - - Accumulated benefit obligation in excess of plan assets 2.1 2.6 2.6 Prior service costs - - - Unrecognized net (gain)/loss - - - Post-retirement health care liability 2.1 2.6 2.6 The following is a reconciliation of the benefit obligation: Balance at beginning of year 2.6 2.6 11.0 Service costs 0.1 (0.1) 0.9 Contributions paid (0.2) (0.5) (0.2) Release of cross subsidization liability - - (9.7) Foreign currency translation adjustment (0.4) 0.6 0.6 Balance at end of year 2.1 2.6 2.6 The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumes a health care cost inflation rate of 8.0% per annum (December 31, 2010: 8.0%; June 30, 2010: 8.0%) and a discount rate of 8.75% per annum (December 31, 2010: 8.75%; June 30, 2010: 9.0%). December 31, 2011 December 31, 2010 June 30, 2010 The net periodic benefit cost is explained as follows: Service costs 0.1 (0.1) 0.9 Net periodic benefit cost 0.1 (0.1) 0.9 Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point increase in assumed health care cost trend rates would have increased the aggregate of service and interest cost for fiscal year ended December 31, 2011 by $0.03 million (six months ended December 31, 2010: $0.01 million; fiscal year ended June 30, 2010: $0.1 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2010 would be an increase of $0.2 million (December 31, 2010: $0.3 million; June 30, 2010: $0.2 million). A one percentage point decrease in assumed health care cost trend rates would have decreased the aggregate of service and interest cost for the fiscal ended December 31, 2011 by $0.01 million (six months ended December 31, 2010: $0.01 million; fiscal year ended June 30, 2010: $0.01 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2011 would be a decrease of $0.2 million (December 31, 2010: $0.2 million; June 30, 2010: $0.2 million).